Share-based Compensation (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation [Abstract]
Weighted-average grant-date fair value per share of options granted
Total intrinsic value of options exercised	¥ 6,406	¥ 17,399	¥ 837
Total fair value of share options vested	¥ 13,631	¥ 38,178	¥ 44,912